Growth Equity Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Growth Equity Index Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	18.03%	32.66%	41.60%